Summary of significant accounting policies (Details Narrative)	1 Months Ended	6 Months Ended
	Jun. 30, 2025 SGD ($)	Oct. 31, 2025 USD ($) Segment	Oct. 31, 2025 SGD ($) Segment	Oct. 31, 2024 SGD ($)		Oct. 31, 2025 SGD ($)	Apr. 30, 2025 SGD ($)
Product Information [Line Items]
Deferred offering costs		$ 384,280				$ 500,038
Impairment of long-lived assets			$ 0	$ 0
Number of reportable segment | Segment		1	1
Singapore deposit insurance corporation insured amount						$ 100,000
Foreign currency exchange rate, translation		0.7685				0.7685
Interest or penalties related to uncertain tax positions			$ 0	0
Impairment loss against its operating lease right-of-use assets			0	0
Dilutive securities or debt			0	0
Net loss		$ 1,156,784	1,505,248	2,019,092	[1]
Cash flows from operating activities		992,859	$ 1,291,946	$ 1,928,901
Cash		$ 42,259				$ 54,989	$ 129,552
Minimum [Member]
Product Information [Line Items]
Cash flows from operating activities	$ 200,000
Top 5 Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		85.00%	85.00%	99.90%
Top 5 Suppliers [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		92.10%	92.10%	100.00%
Customer A [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		26.20%	26.20%	59.80%
Customer A [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage		10.10%	10.10%	8.80%
Customer B [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		16.60%	16.60%	12.90%
Customer B [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage		15.20%	15.20%	0.00%
Customer C [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		16.20%	16.20%	9.50%
Customer C [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage		0.00%	0.00%	6.60%
Customer D [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		13.10%	13.10%	9.50%
Customer D [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage		20.70%	20.70%	11.50%
Vendor A [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		33.00%	33.00%	76.20%
Vendor A [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage		0.80%	0.80%
Vendor B [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		20.40%	20.40%	14.60%
Vendor B [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage		8.20%	8.20%	29.80%
Vendor C [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		19.90%	19.90%	9.20%
Vendor C [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage				40.50%

[1]	Comparative amounts of S$72,914 were reclassified from costs of goods sold to employee benefits expenses (S$63,287) and other operating expenses (S$9,627) for consistency in presentation. Since the amounts were reclassification within costs of goods sold and operating expenses, the reclassification does not have any impact on the net loss.